Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Provision for employee benefits	$ 1,105,558	$ 982,013
Net operating loss carried forward	358,575	893,693
Valuation allowance		(724,866)
Deferred tax assets	1,464,133	1,150,840
Less:
Deferred tax liabilities - finance leases	(182,602)	(65,363)
Deferred tax assets, net	$ 1,281,531	$ 1,085,477